PROPERTY AND EQUIPMENT	12 Months Ended
Dec. 31, 2023
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT

Note 7 - PROPERTY AND EQUIPMENT:

	December 31
	2023	2022
	U.S. dollars in thousands
Cost:
Computers and peripheral equipment	254	115
Office furniture and equipment	170	163
Machines and equipment	652	550
Leasehold improvements	264	252
Energy storage systems	844	-
	2,184	1,080

Accumulated depreciation:	(591)	(357)

Depreciated cost	1,593	723

For the years ended December 31, 2023, 2022 and 2021, depreciation expenses amounted to $239 thousand, $131 thousand, and $44 thousand, respectively.

ZOOZ POWER LTD.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS (continued)